Event occurring after the reporting period - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 04, 2025 USD ($) installment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 28, 2025 USD ($)
Event occurring after the reporting period
Repayment of borrowings		¥ 155,989	$ 21,371	¥ 143,872
Aggregate amount | ¥		824,045		¥ 754,774
Deed of settlement | Convertible note
Event occurring after the reporting period
Convertible note issued	$ 35,000
Repayment of borrowings	1,500
Aggregate amount	$ 15,000
Number of equated monthly installments | installment	24
Issue of warrants
Event occurring after the reporting period
Minimum percentage of company's issued share capital	10.00%
Market capitalization	$ 90,000
Other disposals of assets
Event occurring after the reporting period
Disposal of financial assets measured at amortized cost					$ 1,300
Loss allowance on financial assets measured at amortised cost		¥ 232,900	$ 32,500